Pensions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in net assets available for benefits [abstract]
Expenses incurred in connection with employee retirement benefit plans	¥ 16,833	¥ 20,196	¥ 19,432